Sundry provisions	12 Months Ended
Dec. 31, 2022
Sundry Provisions
Sundry provisions

23 Sundry provisions

	2022	2021
Provision for environmental damages	1,120,188	1,035,426
Provision for customers rebates	126,754	101,253
Other	130,005	152,584
Total	1,376,947	1,289,263

Current liabilities	530,814	465,051
Non-current liabilities	846,133	824,212
Total	1,376,947	1,289,263

(a) Provision for environmental damages

The provision for environmental damages is estimated based on current legal and constructive requirements, technology, price levels and expected remediation plans.

Realized costs and cash outflows may differ from current estimates due to the changes in laws and regulations, public expectations, prices, new findings by the ongoing studies and analysis of local conditions and changes in remediation technologies.

The time and value of future expenses related to environmental liabilities are reviewed annually, as well as the interest rate used for discounting them to present value.

The Company operates in several countries and is subject to different environmental laws and regulations inherent to the operations and activities areas. Remediation expenses are incurred over several years due to their complexity and extension. New information on websites, new technologies or future developments, such as involvement in investigations by regulatory agencies, may require that we reevaluate our potential exposure related to environmental matters.

The provision is recorded based on the areas in which remediation actions will be necessary. Due to the high complexity in identifying potential environmental impacts, alternative solutions and recovery costs estimations, these estimates can only be made with reasonable assurance after the completion of all phases of the process to identify and investigate environmental liabilities, which are in accordance with the phases and protocols established by environmental agencies.

The Company monitors the areas under study to capture any new facts and changes in circumstances that change the prognosis of actions to be adopted and consequently affect the estimation of provision for environmental remediations.

(b) Rebates

Some sales agreements of the Company provide for a rebate in products should certain sales volumes be achieved within the year, six-month period or three-month period, depending on the agreement. The bonus is recognized monthly in a provision, assuming that the minimum contractual amount will be achieved.

(c) Changes in provisions

	Recovery of
	environmental
	damage	Rebate	Other	Total

December 31, 2020	602,490	123,465	148,253	874,208

Additions, monetary adjustments and exchange variation	576,086	144,710	114,395	835,191
Payments and reversals	(143,150)	(166,922)	(110,064)	(420,136)
				-
December 31, 2021	1,035,426	101,253	152,584	1,289,263

Additions, monetary adjustments and exchange variation	299,241	184,142	19,777	503,161
Payments and reversals	(214,479)	(158,641)	(42,357)	(415,477)
				-
December 31, 2022	1,120,188	126,754	130,005	1,376,947